Basis of Presentation (Tables)	6 Months Ended
Apr. 30, 2019
Text block [abstract]
Impacts of Applying IFRS 15 on Prior Period Consolidated Statement of Income

The following table summarizes the impacts of applying IFRS 15 on our prior period Consolidated Statement of Income:

(Canadian $ in millions)	For the three months ended	For the six months ended
	April 30, 2018	April 30, 2018
Increase (decrease) in
Non-Interest Revenue
Securities commissions and fees	(2)	(3)
Deposit and payment service charges	(2)	(5)
Card fees	(37)	(77)
Investment management and custodial fees	2	3
Underwriting and advisory fees	1	3
Other	1	2
	(37)	(77)
Non-Interest Expense
Employee compensation	1	1
Travel and business development	(43)	(87)
Professional fees	2	4
Other	3	4
	(37)	(78)
Provision for income taxes	-	1
Net Income	-	-